Forward Purchase Agreement (Tables)	12 Months Ended
Dec. 31, 2025
Forward Purchase Agreement
Schedule of Reconciliation Statement of Common Stock Held By FPA

The reconciliation statement of the Common Stock held by the FPA holders is as follows:

	Vellar		Midtown East		Verdun		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance, December 31, 2023 and December 31, 2024	4,047	$1,214,005	6,325	$1,897,405	4,910	$1,472,811	15,282	$4,584,221
Less: reclassification to additional paid-in capital	-	(1,214,005)	-	(1,897,405)	-	(1,472,811)	-	(4,584,221)
Less: issuance of Series B Convertible Preferred Stock and Series B Warrants as per the Exchange and Cancellation Agreements	(4,047)	-	(6,325)	-	(4,910)	-	(15,282)	-
Balance, December 31, 2025	-	$-	-	$-	-	$-	-	$-

Schedule of Forward Purchase Agreement
Seller	Series B Convertible Preferred Stock (shares)	Series B Warrants
Verdun	1,607	8,624
Midtown	2,070	11,109
Vellar	1,325	7,111
Total	5,002	26,844